UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment: ___;  Amendment Number: __
   This Amendment (Check only one.)  ___ is a restatement.
                                     ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Spring Point Capital, LLC
Address:    One Montgomery Street
            33rd Floor
            San Francisco, CA 94104

Form 13F File Number:   28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Bridget Castoria
Title:      Chief Financial Officer
Phone:      415-675-3300

Signature, Place and Date of Signing:


Bridget Castoria              San Francisco, CA November 3, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   349,474 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

NAME OF ISSUER               TITLE OF    CUSIP     VALUE    SHARES    SH/   PUT/  INV.  OTHER  VOTING AUTH
                             CLASS                 X1000              PRN   CALL  DISC. MGR
                                                                                               SOLE     SHR  NONE

***CRESCENT POINT ENERGY     COM         22576C101    11620 337510    SH          Sole         337510
CORP
***TYCO ELECTRONICS LTD      COM         H8912P106    11242 504575    SH          Sole         504575
***TYCO INTERNATIONAL LTD    COM         H89128104    12845 372545    SH          Sole         372545
ALKERMES INC                 COM         01642T108     5880 639800    SH          Sole         639800
AMERICAN EAGLE OUTFITTERS    COM         02553E106    10281 609800    SH          Sole         609800
INC
BROADRIDGE FINANCIAL         COM         11133T103    10398 517300    SH          Sole         517300
SOLUTIONS
COVANTA HOLDING CORPORATION  COM         22282E102     7052 414800    SH          Sole         414800
DELL INC                     COM         24702R101     7905 518000    SH          Sole         518000
EQUIFAX INC                  COM         294429105    10450 358600    SH          Sole         358600
FIDELITY NATIONAL            COM         31620M106     6500 254800    SH          Sole         254800
INFORMATION
GREAT CANADIAN GAMING CORP   COM         389914102    24552 3225300   SH          Sole         3225300
H & R BLOCK  INC             COM         093671105    17827 969893    SH          Sole         969893
HILLENBRAND INC              COM         431571108     5156 253100    SH          Sole         253100
HSN INC                      COM         404303109     9652 592881    SH          Sole         592881
IAC/INTERACTIVE CORP         COM         44919P508     4643 229985    SH          Sole         229985
INTERVAL LEISURE GROUP INC   COM         46113M108    26133 2097323   SH          Sole         2097323
KGEN PWR CORP                COM         49373X103     2616 454900    SH          Sole         454900
LCA-VISION INC               COM         501803308     3462 493800    SH          Sole         493800
LENDER PROCESSING SVCS INC   COM         52602E102    11825 309800    SH          Sole         309800
MARKET VECTORS ETF TR        GOLD MINER  57060U100     4715 104100    SH          Sole         104100
                             ETF
MEREDITH CORP                COM         589433101     6829 228100    SH          Sole         228100
MI DEVELOPMENTS INC SUB VTG  COM         55304X104     1438 106900    SH          Sole         106900
MICROSOFT CORP               COM         594918104    16270 632600    SH          Sole         632600
MICROSTRATEGY INC CL A       CL A        594972408     3296 46067     SH          Sole         46067
MIRANT CORP                  COM         60467R100     5783 351981    SH          Sole         351981
PFIZER INC                   COM         717081103    27869 1683900   SH          Sole         1683900
PHARMACEUTICAL PRODUCT       COM         717124101    14691 669600    SH          Sole         669600
SAFEWAY INC                  COM         786514208    12264 621900    SH          Sole         621900
SONICWALL INC                COM         835470105     3100 369101    SH          Sole         369101
SPDR GOLD TRUST              GOLD SHS    78463V107    10152 102700    SH          Sole         102700
STEC INC                     COM         784774101     4617 157100    SH          Sole         157100
SYMANTEC CORP                COM         871503108    10920 663000    SH          Sole         663000
SYNOPSYS INC                 COM         871607107    11454 510900    SH          Sole         510900
WELLPOINT INC                COM         94973V107     6242 131800    SH          Sole         131800
WILLIS GROUP HOLDINGS LTD    COM         G96655108     9795 347100    SH          Sole         347100

